REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION (Schedule of Total Revenues from External Customers by Geographical Areas) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 1,332,152	$ 1,015,542	$ 926,867
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		1,035,871	720,520	630,096
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[1]	186,268	189,223	192,640
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		3,693	4,295	4,231
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 106,320	$ 101,504	$ 99,900

[1]	Includes Europe, the Middle East (excluding Israel) and Africa.